Debt Securities Available for Sale - Realized gains and losses on debt securities available-for-sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale Securities, Gross Realized Gain (Loss), Disclosures
Gross Realized Gains	$ 695	$ 41	$ 0
Gross Realized Losses	(672)	0	(20)
Net realized gains (losses) on sale of debt securities available-for-sale	$ 23	$ 41	$ (20)